Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosures provide information about the relationship between executive “Compensation Actually Paid” and the Company’s performance on select financial metrics. For further information regarding our executive compensation programs and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis”.
The following table sets forth the Compensation Actually Paid to the Company’s CEO and average Compensation Actually Paid to the Company’s other NEOs during 2020 through 2023, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, as defined under SEC rules. In addition, the table provides our cumulative Total Shareholder Return (“TSR”), the cumulative TSR of our peer group TSR (using the KBW Regional Banking index), Net Income and EPS, which is the “company selected measure” chosen for purposes of this disclosure.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) ($ thousands)	EPS(7) ($)
					TSR(4) ($)	Peer Group TSR(5) ($)
2023	2,522,200	2,494,953	793,495	851,280	117.35	115.69	118,782	2.65
2022	3,114,914	3,616,618	1,105,432	1,201,906	117.46	116.15	151,995	3.52
2021	2,766,141	3,014,358	653,695	685,710	101.22	124.78	154,885	3.54
2020	2,412,229	2,249,251	815,023	703,054	81.87	91.32	104,388	2.37
(1)
The amounts shown above represent “Compensation Actually Paid” to Mr. Watt for each corresponding year, in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Watt during the applicable year. The adjustments in the below table were made to Mr. Watt’s total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(2)
These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Watt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Watt) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022 Messrs. Kingsley, Stagliano and Sparks, and Ms. Mahoney; (ii) for 2021 Messrs. Kingsley, Moran and Stagliano and Mmes. Burns, Halliday and Wiles; and (iii) for 2020 Messrs. Moran, Brenner and Stagliano and Ms. Scarlett.

(3)
The amounts shown above represent “Compensation Actually Paid” to the other NEOs for each corresponding year, in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the other NEOs during the applicable year. The adjustments in the below table were made to the other NEOs total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(4)
The amounts shown above represent the Company’s cumulative TSR on an assumed investment of $100 in shares of our common stock over the indicated measurement period. The cumulative TSR reported above was calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment and the difference between our share price at the end and the beginning of the indicated measurement period by our share price at the beginning of the measurement period.

(5)	The peer group for purposes of this table is the KBW Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)	The dollar amounts reported represent the amount of diluted earnings per share reflected in the Company’s audited financial statements for the applicable year.
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the CEO. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Compensation from Summary Compensation Table	2,522,200	3,114,914	2,766,141	2,412,229
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(685,744)	(718,779)	(725,136)	(652,239)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	892,414	854,897	719,074	744,286
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(27,867)	250,000	277,295	(240,096)
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	24,787	97,000	51,767	2,580
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(585,612)	(255,176)	(317,897)	(282,164)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	354,775	273,762	243,114	264,655
Compensation Actually Paid	2,494,953	3,616,618	3,014,358	2,249,251
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the other NEOs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Compensation from Summary Compensation Table	793,495	1,105,432	653,695	815,023
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(234,913)	(275,923)	(150,859)	(212,900)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	305,373	332,066	154,751	242,946
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(6,906)	29,504	55,992	(139,690)
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	(1,266)	9,779	27,030	1,880
Less the fair value of any equity awards granted in a Prior Year that were forfeited in the Covered Year determined as of the end of the Prior Year	—	—	(52,969)	—
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(8,753)	(1,535)	(5,097)	(9,208)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	4,250	2,583	3,167	5,003
Compensation Actually Paid	851,280	1,201,906	685,710	703,054

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)
The amounts shown above represent “Compensation Actually Paid” to Mr. Watt for each corresponding year, in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Watt during the applicable year. The adjustments in the below table were made to Mr. Watt’s total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(2)
These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Watt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Watt) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 and 2022 Messrs. Kingsley, Stagliano and Sparks, and Ms. Mahoney; (ii) for 2021 Messrs. Kingsley, Moran and Stagliano and Mmes. Burns, Halliday and Wiles; and (iii) for 2020 Messrs. Moran, Brenner and Stagliano and Ms. Scarlett.

Peer Group Issuers, Footnote
(5)	The peer group for purposes of this table is the KBW Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 2,522,200	$ 3,114,914	$ 2,766,141	$ 2,412,229
PEO Actually Paid Compensation Amount	$ 2,494,953	3,616,618	3,014,358	2,249,251
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the CEO. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Compensation from Summary Compensation Table	2,522,200	3,114,914	2,766,141	2,412,229
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(685,744)	(718,779)	(725,136)	(652,239)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	892,414	854,897	719,074	744,286
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(27,867)	250,000	277,295	(240,096)
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	24,787	97,000	51,767	2,580
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(585,612)	(255,176)	(317,897)	(282,164)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	354,775	273,762	243,114	264,655
Compensation Actually Paid	2,494,953	3,616,618	3,014,358	2,249,251

Non-PEO NEO Average Total Compensation Amount	$ 793,495	1,105,432	653,695	815,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 851,280	1,201,906	685,710	703,054
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the other NEOs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Compensation from Summary Compensation Table	793,495	1,105,432	653,695	815,023
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(234,913)	(275,923)	(150,859)	(212,900)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	305,373	332,066	154,751	242,946
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(6,906)	29,504	55,992	(139,690)
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	(1,266)	9,779	27,030	1,880
Less the fair value of any equity awards granted in a Prior Year that were forfeited in the Covered Year determined as of the end of the Prior Year	—	—	(52,969)	—
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(8,753)	(1,535)	(5,097)	(9,208)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	4,250	2,583	3,167	5,003
Compensation Actually Paid	851,280	1,201,906	685,710	703,054

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between “Compensation Actually Paid” to our CEO as well as average actual compensation paid to our other NEOs over the indicated years to the Company’s TSR, net income and earnings per share. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income
The graphs below illustrate the relationship between “Compensation Actually Paid” to our CEO as well as average actual compensation paid to our other NEOs over the indicated years to the Company’s TSR, net income and earnings per share. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Company Selected Measure
The graphs below illustrate the relationship between “Compensation Actually Paid” to our CEO as well as average actual compensation paid to our other NEOs over the indicated years to the Company’s TSR, net income and earnings per share. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Total Shareholder Return Vs Peer Group
The graphs below illustrate the relationship between “Compensation Actually Paid” to our CEO as well as average actual compensation paid to our other NEOs over the indicated years to the Company’s TSR, net income and earnings per share. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Tabular List, Table
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is an unranked list of the most important financial measures used by the Committee to link executive compensation actually paid to each NEO to Company performance for the 2023 fiscal year:
•	Earnings per share
•	Return on average tangible common equity
•	Total shareholder return
•	Efficiency ratio
•	Net charge-offs to total loans
•	Year-over-year loan growth
•	Year-over-year deposit growth

Total Shareholder Return Amount	$ 117.35	117.46	101.22	81.87
Peer Group Total Shareholder Return Amount	115.69	116.15	124.78	91.32
Net Income (Loss)	$ 118,782,000	$ 151,995,000	$ 154,885,000	$ 104,388,000
Company Selected Measure Amount | $ / shares	2.65	3.52	3.54	2.37
PEO Name	Mr. Watt	Mr. Watt	Mr. Watt	Mr. Watt
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Net charge-offs to total loans
Measure:: 6
Pay vs Performance Disclosure
Name	Year-over-year loan growth
Measure:: 7
Pay vs Performance Disclosure
Name	Year-over-year deposit growth
PEO | Grant Date Fair Value of Stock Awards in Covered Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (685,744)	$ (718,779)	$ (725,136)	$ (652,239)
PEO | Fair Value of Equity Awards Granted During the Covered Year Determined as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,414	854,897	719,074	744,286
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,867)	250,000	277,295	(240,096)
PEO | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,787	97,000	51,767	2,580
PEO | Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(585,612)	(255,176)	(317,897)	(282,164)
PEO | Pension Value Attributable to Covered Year's Service and Any Change in Pension Value Attributable to Plan Amendments made in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,775	273,762	243,114	264,655
Non-PEO NEO | Grant Date Fair Value of Stock Awards in Covered Year, as Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,913)	(275,923)	(150,859)	(212,900)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Covered Year Determined as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,373	332,066	154,751	242,946
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,906)	29,504	55,992	(139,690)
Non-PEO NEO | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,266)	9,779	27,030	1,880
Non-PEO NEO | Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,753)	(1,535)	(5,097)	(9,208)
Non-PEO NEO | Pension Value Attributable to Covered Year's Service and Any Change in Pension Value Attributable to Plan Amendments made in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,250	2,583	3,167	5,003
Non-PEO NEO | Fair Value of any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (52,969)	$ 0